PIPE Financing and de-SPAC Transaction - The Company's Outstanding Common Stock (Details)	Dec. 31, 2025 shares
Related Party Transactions [Abstract]
Legacy BBOT common stock	38,924,563
Helix common stock subject to redemption prior to the Closing	18,400,000
Redemption of Helix common stock	(7,119,750)
Helix common stock held by the Sponsor	4,648,186
Common stock of Helix issued in the PIPE Financing	24,343,711
Total common stock issued and outstanding	79,196,710